UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06223

Name of Registrant: Legg Mason Tax-Free Income Fund

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 03/31/06

Date of reporting period: 09/30/2005

Item 1. Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with the semi-annual report for the Legg Mason Tax-Free Income Fund (“Trust”) for the six months ended September 30, 2005. This report includes financial information for the three series of the Trust: the Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust.

   The following table summarizes key statistics for each Fund, as of September 30, 2005:

		Average	Net Asset
		Weighted	Value
	SEC YieldA	Maturity	Per Share

Maryland Tax-Free	3.58%	12 Years	$16.46
Pennsylvania Tax-Free	3.59%	11 Years	$16.68
Tax-Free Intermediate	3.22%	7 Years	$15.84

   For the six months ended September 30, 2005, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 2.40%, 2.73%, and 1.97%, respectively. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Past performance does not guarantee future results.

   The Funds purchase only securities which have received investment grade ratings from Moody’s Investors Service or Standard & Poor’s or which are judged by their investment adviser to be of comparable quality. Moody’s ratingsB of securities currently owned by the Funds are:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Aaa	45.3%	70.2%	60.4%
Aa	20.3%	25.5%	22.5%
A	12.4%	1.9%	3.6%
Baa	16.0%	—	9.8%
Short-term securities	6.0%	2.4%	3.7%

A	SEC yields reported are for the 30 days ended September 30, 2005. If no fees had been waived by the adviser, the 30-day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 3.34%, 3.27% and 2.89%, respectively.

B	S&P ratings are used for any security not rated by Moody’s.

Semi-Annual Report to Shareholders

   Many Primary Class shareholders invest regularly in the Funds on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

October 28, 2005

Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Sector Diversification

September 30, 2005 (Unaudited)
(Amounts in Thousands)

	Maryland		Pennsylvania		Tax-Free
	Tax-Free		Tax-Free		Intermediate-Term
	Income Trust		Income Trust		Income Trust

	% of	Market	% of	Market	% of	Market
	Net Assets	Value	Net Assets	Value	Net Assets	Value

Education Revenue	7.2%	$11,101	8.4%	$5,878	6.5%	$4,427
Escrowed	6.0	9,242	7.7	5,415	1.8	1,196
General Obligation — Local	13.0	20,121	9.0	6,308	14.8	10,105
General Obligation — School	—	—	15.1	10,670	6.3	4,289
General Obligation — State	6.4	9,974	3.3	2,324	20.3	13,870
Health Care and Hospital Revenue	20.0	31,038	9.1	6,414	10.0	6,854
Housing Revenue	4.6	7,157	—	—	1.5	1,048
Industrial Development	0.6	874	1.4	1,004	0.8	555
Lease Revenue	3.0	4,703	—	—	6.2	4,255
Port Facilities Revenue	4.1	6,357	—	—	—	—
Pre-Refunded Bonds	7.6	11,777	23.6	16,652	5.0	3,428
Solid Waste Revenue	3.1	4,750	—	—	2.5	1,708
Transportation Revenue	2.2	3,404	9.1	6,431	6.3	4,338
Utility	5.0	7,844	—	—	4.9	3,315
Water and Sewer Revenue	10.1	15,665	8.2	5,745	6.5	4,416
Sales Tax Revenue	—	—	—	—	1.2	833
Short-Term Investments	6.0	9,225	4.0	2,850	3.7	2,500
Other Assets less Liabilities	1.1	1,763	1.1	779	1.7	1,186

	100.0%	$154,995	100.0%	$70,470	100.0%	$68,323

Guide to Investment Abbreviations:

AMBAC	AMBAC Indemnity Corporation
AMT	Alternative Minimum Tax
BANS	Bond Anticipation Notes
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note

Semi-Annual Report to Shareholders

Expense Examples

Legg Mason Tax-Free Income Fund

   As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2005, and held through September 30, 2005. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

   The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples, with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account Value	Account Value	During the Period
	4/1/05	9/30/05	4/1/05 to 9/30/05

Maryland Tax-Free
Actual	$1,000.00	$1,024.00	$3.55
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55
Pennsylvania Tax-Free
Actual	$1,000.00	$1,027.30	$3.56
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55
Tax-Free Intermediate
Actual	$1,000.00	$1,019.70	$3.54
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55

A	The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of .70%, .70% and .70% for Maryland Tax-Free, Pennsylvania Tax-Free and Tax- Free Intermediate, respectively, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365 (to reflect the one-half year period).

Semi-Annual Report to Shareholders

Performance Information

Maryland Tax-Free Income Trust

   The graph on the following page compares the Fund’s total returns against that of a closely matched broad-based securities market index. The line illustrates the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. Prior to November 3, 1997, shares of the Fund were subject to a maximum initial sales charge of 2.75%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+3.14%	+3.14%
Five Years	+31.79%	+5.68%
Ten Years	+65.62%	+5.17%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Portfolio of Investments

Maryland Tax-Free Income Trust
September 30, 2005 (Unaudited)

(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 92.9%
Maryland — 91.6%
Anne Arundel County, Maryland, Consolidated General Improvement Bonds, Series 1996	5.000%	9/1/16	$1,000	$1,029
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvements, Series 1999	6.500%	5/15/06	1,000	1,023
Anne Arundel County, Maryland, PCR Refunding Bonds (Baltimore Gas and Electric Company Project), Series 1994	6.000%	4/1/24	4,500	4,548
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, 1998 Series	4.750%	7/1/18	3,150	3,321
Carroll County, Maryland, GO Bonds, County Commissioners of Carroll County, Consolidated Public Improvement Bonds of 1995 (Pre-refunded 11/1/05)	5.375%	11/1/25	1,000	1,012	A
City of Annapolis, Maryland, Economic Development Revenue and Revenue Refunding Bonds (St. John’s College Facility)
1998 Series	5.500%	10/1/18	1,000	1,032
1998 Series	5.500%	10/1/23	2,000	2,062
City of Baltimore, Maryland (Mayor and City Council of Baltimore), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1993, Series D (AMBAC insured)	6.000%	10/15/06	1,140	1,177
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects) (FGIC insured)
Series 1996-A	5.000%	7/1/22	1,550	1,698
Series 1996-A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,083	A

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects)
Series 1994-A	5.000%	7/1/24	$3,710	$4,102
Series 1994-A	5.000%	7/1/24	1,890	2,072
Community Development Administration, Department of Housing and Community Development, State of Maryland, Multi-Family Housing Revenue Bonds (Insured Mortgage Loans), 2001 Series B AMT	5.100%	5/15/16	1,090	1,122
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds
2001 Series H AMT	5.200%	9/1/22	1,790	1,833
2001 Series B AMT	5.375%	9/1/22	310	319
2000 Series H AMT	5.700%	9/1/22	1,780	1,824
1999 Series D AMT	5.375%	9/1/24	2,000	2,059
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,404
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds of 1998, Series A	5.000%	7/1/15	1,000	1,100
Harford County, Maryland, Consolidated Public Improvement Bonds, Series 1996 (Pre-refunded 3/1/06)	5.000%	3/1/12	315	324	A
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds of 2004, Series A	5.000%	8/15/19	1,000	1,110
Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds, 1991 Series B	0.000%	8/15/07	1,000	945	B

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

IDA of Prince George’s County, Maryland Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project)
Series 2003B (MBIA insured)	5.125%	6/30/15	$3,340	$3,634
Series 2003B	5.000%	6/30/19	1,000	1,069
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), 2001 Series (AMBAC insured)	5.375%	7/1/16	1,000	1,094
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue
Series 1998	6.000%	7/1/08	1,000	1,076
Series 1998	6.000%	7/1/10	500	559
Series 1997	5.625%	7/1/17	1,000	1,062
Series 1998	5.125%	7/1/20	3,000	3,173
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000	3,044
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	831
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,187
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,116

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	$1,000	$1,062
Series 2002	6.000%	7/1/26	2,000	2,139
Series 2002	5.750%	7/1/27	1,050	1,106
Series 2002	5.800%	7/1/32	2,000	2,103
Series 2002	6.000%	7/1/37	1,000	1,064
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,043
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,372
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,185
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	2,954
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,085
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue Series 2004A	5.250%	7/1/18	1,640	1,750
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500	547
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 2001	5.000%	5/15/12	1,500	1,603
Series 1990	0.000%	7/1/19	4,000	2,072	B

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue Series 2002	5.500%	7/1/22	$250	$265
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2001	5.750%	7/1/21	3,000	3,213
Series 2000	6.750%	7/1/30	1,250	1,391
Series 2002	6.000%	7/1/32	1,000	1,087
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500	525
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	349
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995 (FGIC insured)
Series A	0.000%	10/15/11	940	654	B
Series A (Pre-refunded 10/15/05)	0.000%	10/15/11	1,060	736	A,B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	5,000	5,297
Series 1984B	6.500%	10/1/11	1,000	1,060
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement
Refunding Bonds of 1992, Series A	5.800%	7/1/07	4,000	4,198
Refunding Bonds of 1992, Series A	0.000%	7/1/10	3,000	2,543	B
Refunding Bonds of 1999, Series A	5.000%	5/1/18	3,000	3,218
Montgomery County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1994 Series	5.375%	2/15/24	1,000	1,004

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	$3,425	$3,714
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project, Series 1993A AMT	6.000%	7/1/07	1,000	1,036
Prince George’s County, Maryland, GO Consolidated Public Improvement Bonds (FSA insured)
Series 1999	5.500%	10/1/13	4,330	4,746
Series 1999	5.500%	10/1/13	170	186
Prince George’s County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1993 Series	6.375%	1/15/23	2,250	2,292
State of Maryland, GO Bonds, State and Local Facilities
Loan of 2000, First Series	5.500%	8/1/10	2,000	2,202
Loan of 2001, First Series	5.500%	3/1/15	5,000	5,703
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series Z-2	5.125%	5/1/21	1,310	1,412
University of Maryland System Auxiliary Facility and Tuition Revenue Bonds, 1997 Series A	5.125%	4/1/17	2,000	2,083
Washington Suburban Sanitary District, Maryland (Montgomery and Prince George’s Counties)
Water Supply Refunding Bonds 1997	5.250%	6/1/16	1,650	1,855
Water Supply Refunding Bonds 1997	5.750%	6/1/17	2,000	2,348
Water Supply Refunding Bonds 1997	6.000%	6/1/18	2,705	3,257

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Water Supply Refunding Bonds 1997	6.000%	6/1/19	$3,665	$4,435

				141,938

Puerto Rico — 1.3%
Commonwealth of Puerto Rico, Public Improvement Bonds of 2005, Series A, GO Bonds	5.000%	7/1/25	2,000	2,069

Total Municipal Bonds (Identified Cost — $133,873)				144,007

Variable Rate Demand Obligations — 6.0%
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (System Obligated Group), Series 1999 C VRDN	2.830%	10/3/05	400	400	C

Maryland — 5.7%
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village Inc. Project), Series 1999A VRDN	2.750%	10/6/05	1,970	1,970	C
Community Development Administration, Maryland Department of Housing and Community Development, Residential Revenue Bonds, 2004 Series F VRDN	2.780%	10/6/05	1,000	1,000	C
Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985A VRDN	2.740%	10/5/05	400	400	C
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2004A VRDN	2.750%	10/6/05	1,910	1,910	C
Maryland State Industrial Development Financing Authority, Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002A VRDN	2.740%	10/5/05	1,300	1,300	C
Montgomery County, Maryland, Economic Development Revenue Bonds (Sandy Spring Friends School Facility), Series 2004 VRDN	2.750%	10/5/05	2,045	2,045	C

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Variable Rate Demand Obligations — Continued

Maryland — Continued
Washington Suburban Sanitary District, GO Variable Rate Demand BANS, 2003 Series B VRDN	2.790%	10/5/05	$200	$200	C

				8,825

Total Variable Rate Demand Obligations (Identified Cost — $9,225)				9,225

Total Investments — 98.9% (Identified Cost — $143,098)				153,232
Other Assets Less Liabilities — 1.1%				1,763

Net Assets — 100%				$154,995

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre- refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of September 30, 2005, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations is included in the Sector Diversification section on page 3 of this report.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Maryland Tax-Free Income Trust
September 30, 2005 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $143,098)		$153,232
Cash		8
Receivable for fund shares sold		77
Interest receivable		2,115
Other assets		4

Total assets		$155,436

Liabilities:
Payable for fund shares repurchased	$88
Payable for income distribution	264
Accrued management fee	27
Accrued distribution and service fees	32
Accrued expenses	30

Total liabilities		441

Net Assets		$154,995

Net assets consist of:
Accumulated paid-in-capital applicable to:
9,415 Primary Class shares outstanding		$144,826
Undistributed net investment income		5
Undistributed net realized gain on investments		30
Unrealized appreciation on investments		10,134

Net Assets		$154,995

Net Asset Value Per Share:
Primary Class		$16.46

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Maryland Tax-Free Income Trust
For the Six Months Ended September 30, 2005 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest			$3,736
Expenses:
Management fee	$435
Distribution and service fees	198
Audit and legal fees	24
Custodian fee	26
Trustees’ fees and expenses	7
Registration fees	4
Reports to shareholders	17
Transfer agent and shareholder servicing expense	20
Other expenses	17

	748
Less: Fees waived	(193)
Compensating balance credits	(1	)A

Total expenses, net of waivers and compensating balance credits			554

Net Investment Income			3,182
Net Realized and Unrealized Gain on Investments:
Realized gain on investments	33
Change in unrealized appreciation on investments	549

Net Realized and Unrealized Gain on Investments			582

Change in Net Assets Resulting From Operations			$3,764

A	See note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Maryland Tax-Free Income Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/2005	3/31/2005
	(Unaudited)

Change in Net Assets:
Net investment income	$3,182	$6,338
Net realized gain on investments	33	110
Change in unrealized appreciation/(depreciation) of investments	549	(3,014)

Change in net assets resulting from operations	3,764	3,434
Distributions to shareholders:
From net investment income:	(3,182)	(6,432)
From net realized gain on investments	(8)	(743)
Change in net assets from Fund share transactions	(1,645)	(9,934)

Change in net assets	(1,071)	(13,675)
Net Assets:
Beginning of period	156,066	169,741

End of period	$154,995	$156,066

Undistributed net investment income	$5	$5

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Maryland Tax-Free Income Trust

   Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	For the
	Six Months
	Ended		Years Ending March 31,
	September 30,
	2005		2005		2004		2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$16.40		$16.77		$16.63		$15.89		$16.15		$15.42

Investment operations:
Net investment income	.33	A	.65	A	.68	A	.70	A	.75	A	.77	A
Net realized and unrealized gain/(loss) on investments	.06		(.28)		.15		.74		(.28)		.73

Total from investment operations	.39		.37		.83		1.44		.47		1.50

Distributions:
From net investment income	(.33)		(.66)		(.69)		(.70)		(.73)		(.77)
From net realized gain on investments	(.0008)		(.08)		—		—		—		—

Total distributions	(.33)		(.74)		(.69)		(.70)		(.73)		(.77)

Net asset value, end of period	$16.46		$16.40		$16.77		$16.63		$15.89		$16.15

Ratios/supplemental data:
Total return	2.40	%B	2.22%		5.06%		9.20%		2.96%		10.01%
Total expenses to average net assetsC	.70	%A,D	.70	%A	.70	%A	.70	%A	.70	%A	.70	%A
Net expenses to average net assetsE	.70	%A,D	.70	%A	.70	%A	.70	%A	.70	%A	.70	%A
Net investment income to average net assets	4.02	%A,D	3.91	%A	4.05	%A	4.27	%A	4.53	%A	4.93	%A
Portfolio turnover rate	0.5	%B	9.2%		7.5%		18.4%		16.4%		9.3%
Net assets, end of period (in thousands)	$154,995		$156,066		$169,741		$167,624		$157,269		$153,229

A	Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the six months ended September 30, 2005, .94%; and for the years ended March 31, 2005, 0.93%; 2004, 0.95%; 2003, 0.94%; 2002, 0.93%; and 2001, 0.93%.

B	Not annualized.

C	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described above.

D	Annualized.

E	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described above.

See notes to financial statements.

Semi-Annual Report to Shareholders

Performance Information

Pennsylvania Tax-Free Income Trust

   The graph on the following page compares the Fund’s total returns against that of a closely matched broad-based securities market index. The line illustrates the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. Prior to November 3, 1997, shares of the Fund were subject to a maximum initial sales charge of 2.75%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+2.82%	+2.82%
Five Years	+30.89%	+5.53%
Ten Years	+65.69%	+5.18%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Portfolio of Investments

Pennsylvania Tax-Free Income Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 94.85%
Pennsylvania — 94.85%
Allegheny County Hospital Development Authority, Health Center Revenue Bonds, UPMC Health System (MBIA insured)
Series 1997B	6.000%	7/1/24	$1,000	$1,208
Series 1997B	6.000%	7/1/26	2,250	2,740
Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds Refunding
Series of 2001 (MBIA insured)	5.375%	12/1/17	1,000	1,104
Series of 2000 (Pre-refunded 12/1/10)	5.500%	12/1/30	845	932	A
Series of 2000 (Unrefunded Balance)	5.500%	12/1/30	155	169
Allegheny County, Pennsylvania, Higher Education Building Authority, University Revenue Bonds (Carnegie Mellon University), Series 2002	5.250%	3/1/32	1,190	1,256
Athens Area School District, Bradford County, Pennsylvania, GO Bonds, Series of 2001 (FGIC insured)	5.500%	4/15/16	1,000	1,103
Bethlehem Area School District, Northampton and Lehigh Counties, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 3/15/12) (FGIC insured)	5.375%	3/15/20	2,000	2,211	A
Blue Mountain School District, Schuylkill County, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 10/1/11) (FSA insured)	5.500%	10/1/18	1,660	1,845	A
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/19	1,930	2,126
City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Twelfth Series B (MBIA insured)	7.000%	5/15/20	500	608
City of Philadelphia, Pennsylvania, GO Bonds, Series 2001 (FSA insured)	5.250%	9/15/15	1,000	1,079

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Pennsylvania Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

City of Pittsburgh (Commonwealth of Pennsylvania), GO Bonds, Series A of 1997 (AMBAC insured)	5.250%	9/1/18	$2,000	$2,083
Commonwealth of Pennsylvania, GO Bonds
Second Series of 1992 (FSA insured)	6.250%	7/1/12	2,000	2,324
First Series of 2002	5.250%	2/1/15	1,790	1,964
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999	5.750%	10/1/14	3,000	3,309
County of Butler (Commonwealth of Pennsylvania), GO Bonds, Series of 2003 (Pre-refunded 7/15/13) (FGIC insured)	5.250%	7/15/23	500	554	A
County of Chester, Pennsylvania, GO Bonds
Series of 1998	5.000%	6/15/15	1,000	1,049
Series of 2004	5.000%	9/1/15	1,280	1,373
County of Delaware, Pennsylvania, GO Bonds, Series of 1999	5.125%	10/1/16	2,650	2,808
County of Westmoreland, Commonwealth of Pennsylvania, GO Bonds (AMBAC insured)
Series of 1992	0.000%	8/1/13	2,000	1,466	B
Series of 1992	0.000%	8/1/14	1,000	698	B
Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series of 1997 (Pre-refunded 6/1/07) (AMBAC insured)	5.625%	6/1/17	2,000	2,084	A
Lower Merion School District, Montgomery County, Pennsylvania, GO Bonds, Series 2003	5.000%	5/15/17	2,000	2,150
Northampton County Higher Education Authority, University Revenue Bonds, Series B of 1996 (Lehigh University)	5.250%	11/15/21	2,500	2,574
Pennsylvania Convention Center Authority, Revenue Bonds, 1989 Series A (FGIC insured)	6.000%	9/1/19	1,000	1,195
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Bryn Mawr

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

College Revenue Bonds, Series of 1999 (AMBAC insured)	5.125%	12/1/29	$2,000	$2,110
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds
Series B of 1998 (AMBAC insured)	5.250%	12/1/16	1,365	1,448
Series B of 1998 (AMBAC insured)	5.250%	12/1/16	635	677
Series B of 2003 (MBIA insured)	5.250%	12/1/17	1,000	1,097
Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds (AMBAC insured)
Series of 2001	5.375%	7/15/19	1,000	1,110
Series of 2001	5.500%	7/15/32	1,000	1,117
Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds
Series of 1999 (Pre-refunded 3/1/09) (MBIA insured)	6.375%	3/1/14	1,000	1,112	A
Refunding Series of 2001 (FGIC insured)	5.500%	3/1/17	250	275
Refunding Series of 2001 (FGIC insured)	5.250%	3/1/20	2,000	2,154
State Public School Building Authority, Commonwealth of Pennsylvania, School Revenue Bonds (School District of the City of York Project), Series of 2003 (FSA insured)	5.000%	5/1/19	1,655	1,761
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1995 (MBIA insured)	6.250%	8/1/11	2,000	2,287
Series 2001A (FGIC insured)	5.375%	11/1/20	2,000	2,185
The Mckean County Hospital Authority Hospital Revenue Bonds (Bradford Hospital Project), Series of 2005	5.000%	10/1/18	1,265	1,316
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/13	900	1,004

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Pennsylvania Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

The Pennsylvania State University Bonds Refunding, Series 2003	5.250%	3/1/18	$1,000	$1,089
The School District of Philadelphia, Pennsylvania, GO Bonds
Series A of 2000 (FSA insured)	5.750%	2/1/13	500	557
Series B of 2002 (FGIC insured)	5.625%	8/1/15	1,700	1,911
Wilkes-Barre Area School District, Luzerne County, Pennsylvania, GO Notes Series A of 2003 (MBIA insured)	5.250%	4/1/22	1,460	1,619

Total Municipal Bonds (Identified Cost — $62,465)				66,841

Variable Rate Demand Obligations — 4.0%
Pennsylvania — 4.0%
The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds (The Children’s Hospital of Philadelphia Project) Series C of 2002 (MBIA insured) VRDN	2.810%	10/3/05	1,150	1,150	C
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University)
Series 1995 A VRDN	2.800%	10/3/05	1,000	1,000	C
Series 1995 C	2.800%	10/3/05	500	500	C
Series 1995 D	2.800%	10/3/05	200	200	C

Total Variable Rate Demand Obligations (Identified Cost — $2,850)				2,850

Total Investments — 98.9% (Identified Cost — $65,315)				69,691
Other Assets Less Liabilities — 1.1%				779
				$70,470
Net Assets — 100.0%

Semi-Annual Report to Shareholders

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of September 30, 2005, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations is included in the Sector Diversification section on page 3 of this report.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Pennsylvania Tax-Free Income Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $65,315)		$69,691
Cash		45
Interest receivable		899
Other assets		3

Total assets		70,638
Liabilities:
Payable for fund shares repurchased	$11
Payable for income distribution	111
Accrued management fee	9
Accrued distribution and service fees	15
Accrued expenses	22

Total liabilities		168

Net Assets		$70,470

Net assets consist of:
Accumulated paid-in-capital applicable to:
4,226 Primary Class shares outstanding		$66,124
Undistributed net investment income		7
Accumulated net realized loss on investments		(37)
Unrealized appreciation on investments		4,376

Net Assets		$70,470

Net Asset Value Per Share:
Primary Class		$16.68

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Pennsylvania Tax-Free Income Trust

For the Six Months Ended September 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest			$1,561
Expenses:
Management fee	$194
Distribution and service fees	88
Audit and legal fees	22
Custodian fee	15
Trustees’ fees and expenses	10
Registration fees	3
Reports to shareholders	10
Transfer agent and shareholder servicing expense	9
Other expenses	10

	361
Less: Fees waived	(113)
Compensating balance credits	(1	)A

Total expenses, net of waivers and compensating balance credits			247

Net Investment Income			1,314
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized loss on investments	(17)
Change in unrealized appreciation of investments	606

Net Realized and Unrealized Gain/(Loss) on Investments			589

Change in Net Assets Resulting From Operations			$1,903

A	See note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Pennsylvania Tax-Free Income Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/05	3/31/05

	(Unaudited)
Change in Net Assets:
Net investment income	$1,314	$2,685
Net realized loss on investments	(17)	(20)
Change in unrealized appreciation/(depreciation) of investments	606	(1,776)

Change in net assets resulting from operations	1,903	889
Distributions to shareholders:
From net investment income	(1,314)	(2,686)
From net realized gain on investments	—	(166)
Change in net assets from Fund share transactions	(1,569)	(6,644)

Change in net assets	(980)	(8,607)
Net Assets:
Beginning of period	71,450	80,057

End of period	$70,470	$71,450

Undistributed net investment income	$7	$7

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Pennsylvania Tax-Free Income Trust

   Contained below is per share operating performance data for a Primary Class share and an Institutional Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	For the
	Six Months		Years Ended March 31,
	Ended
	9/30/2005		2005		2004		2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$16.54		$16.95		$16.79		$15.98		$16.29		$15.57

Investment operations:
Net investment income	0.31	A	.60	A	.56	A	.65	A	.74	A	.80	A
Net realized and unrealized gain/(loss) on investments	0.14		(.37)		.28		.81		(.31)		.72

Total from investment operations	0.45		.23		.84		1.46		.43		1.52

Distributions:
From net investment income	(0.31)		(.60)		(.57)		(.65)		(.74)		(.80)
From net realized gain on investments	—		(.04)		(.11)		—		—		—

Total distributions	(0.31)		(.64)		(.68)		(.65)		(.74)		(.80)

Net asset value, end of period	$16.68		$16.54		$16.95		$16.79		$15.98		$16.29

Ratios/supplemental data:
Total return	2.73	%B	1.37%		5.08%		9.27%		2.64%		10.06%
Total expenses to average net assetsC	0.70	%A,D	.70	%A	.70	%A	.70	%A	.70	%A	.64	%A
Net expenses to average net assetsE	0.70	%A,D	.70	%A	.70	%A	.70	%A	.70	%A	.64	%A
Net investment income to average net assets	3.72	%A,D	3.59	% A	3.32	% A	3.92	% A	4.47	% A	5.08	% A
Portfolio turnover rate	2.71	%B	8.9%		18.3%		21.3%		36.8%		15.5%
Net assets, end of period (in thousands)	$70,460		$71,450		$80,057		$77,665		$71,478		$70,059

A	Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the six months ended September 30, 2005, 1.02% and for the years ended March 31, 2005, 1.01%; 2004, 1.01%; 2003, 0.98%; 2002, 1.02%; and 2001, 1.03%.

B	Not annualized.

C	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described above.

D	Annualized.

E	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described above.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	For the
	Period Ended
	2/26/01F

Net asset value, beginning of period	$15.57

Investment operations:
Net investment income	.76	G
Net realized and unrealized gain/(loss) on investments	.65

Total from investment operations	1.41

Distributions:
Net investment income	(.76)
Net realized gain on investments	—

Total distributions	(.76)

Net asset value, end of period	$16.22

Ratios/supplemental data:
Total return	9.29	%B
Total expenses to average net assetsH	.45	%D,G
Net expenses to average net assetsI	.45	%D,G
Net investment income to average net assets	5.27	%D,G
Portfolio turnover rate	15.5%
Net assets, end of period (in thousands)	$—

F	For the period April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

G	Net of fees waived by LMFA in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been 0.87% for the period ended February 26, 2001.

H	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expenses waivers described below.

I	This ratio reflects expenses net of compensating balance credits and voluntary expenses waivers described above.

See notes to financial statements.

Semi-Annual Report to Shareholders

Performance Information

Tax-Free Intermediate-Term Income Trust

   The graph on the following page compares the Fund’s total returns against that of a closely matched broad-based securities market index. The line illustrates the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. Prior to August 1, 1995, shares of the Fund were subject to a maximum initial sales charge of 2.00%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2005

	Cumulative	Average
	Total	Annual
	Return	Total Return

One Year	+1.60%	+1.60%
Five Years	+24.79%	+4.53%
Ten Years	+53.47%	+4.38%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Portfolio of Investments

Tax-Free Intermediate-Term Income Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 94.6%
Arizona — 1.6%
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2001 Series A	5.000%	1/1/11	$1,000	$1,078

California — 4.7%
State of California Economic Recovery Bonds, Series 2004A	5.000%	7/1/16	1,000	1,068
State of California Various Purpose, GO Bonds	5.000%	2/1/20	1,000	1,054
The Regents of the University of California, General Revenue Bonds, Series 2003A (AMBAC insured)	5.000%	5/15/13	1,000	1,092

				3,214

Delaware — 1.9%
The State of Delaware, GO Bonds, Series 2004A	5.000%	1/1/13	1,225	1,324

District of Columbia — 3.1%
District of Columbia (Washington D.C.), GO Bonds, Series 1997A (AMBAC insured)	5.400%	6/1/12	1,000	1,054
District of Columbia Multimodal Revenue Bonds, MedStar Health, Inc. Issue (Georgetown University Hospital and Washington Hospital Center Projects), Series 2001D	6.880%	2/15/07	1,000	1,051

				2,105

Florida — 4.1%
Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992 (MBIA insured)	6.000%	10/1/12	1,000	1,146
State of Florida, Full Faith and Credit, State Board of Education, Capital Outlay Bonds 2000 Series A	5.500%	1/1/16	1,500	1,646

				2,792

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Georgia — 3.2%
Development Authority of the City of Milledgeville and Baldwin County Revenue Bonds (Georgia College & State University Foundation Property III, LLC, Student Housing System Project), Series 2004	5.500%	9/1/24	$1,000	$1,048
State of Georgia, GO Bonds, Series 1997C	6.250%	8/1/10	1,000	1,131

				2,179

Hawaii — 1.6%
State of Hawaii, GO Bonds of 2004 (MBIA insured)
Series DD (Pre-refunded 5/1/14)	5.000%	5/1/16	385	420	A
Series DD	5.000%	5/1/16	615	663

				1,083

Louisiana — 7.5%
Board of Supervisors of Louisiana State University and Agricultural and Mechanical College, Auxiliary Revenue Refunding Bonds, Series 2004 (FSA insured)	5.250%	7/1/13	1,000	1,091
City of Lafayette, State of Louisiana, Public Improvement Sales Tax Bonds, Series 1999B (FGIC insured)	7.000%	3/1/09	750	833
City of New Orleans, Louisiana, GO Refunding Bonds, Series 1998 (FGIC insured)	5.500%	12/1/10	1,000	1,086
City of New Orleans, Louisiana, Limited Tax Bonds, Series 2005 (MBIA insured)	5.000%	3/1/14	2,000	2,135

				5,145

Maryland — 19.1%
Anne Arundel County, Maryland, GO Bonds, Consolidated Solid Waste Projects, Series 1998 AMT	5.300%	2/1/17	450	467
Frederick County, Maryland, GO Bonds, Public Facilities Bonds of 2000	5.000%	12/1/15	1,000	1,092

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Kreiger Issue
Series 1997	5.200%	7/1/09	$400	$416
Series 1997	5.250%	7/1/10	400	416
Series 1997	5.125%	7/1/22	1,000	1,015
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.750%	8/15/14	500	557
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.130%	7/1/14	400	422
Series 2002	6.000%	7/1/21	535	578
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 2001	5.000%	5/15/11	1,000	1,075
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2000	6.130%	7/1/07	250	262
Series 2001	5.000%	7/1/10	1,000	1,062
Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore/ Washington International Airport Projects, Series 2002B AMT (AMBAC insured)	5.250%	3/1/12	1,000	1,080
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995 Series A (FGIC insured)	0.000%	10/15/06	750	708	B

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/15	$1,575	$1,708
State of Maryland, GO Bonds, State and Local Facilities Loan of 2000, First Series	5.500%	8/1/10	2,000	2,202

				13,060

Massachusetts — 1.6%
The Commonwealth of Massachusetts, GO Refunding Bonds, 1997 Series A (AMBAC insured)	5.750%	8/1/10	1,000	1,106

Michigan — 3.1%
Williamston Community Schools School District, County of Ingham, State of Michigan, School Building and Site Bonds, Series 1996 (MBIA insured)	6.250%	5/1/09	2,000	2,152

New York — 3.3%
Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds, Series 1998A (MBIA insured)	6.000%	7/1/18	1,000	1,195
The City of New York, GO Bonds, Fiscal 2004 Series I	5.000%	8/1/09	1,000	1,059

				2,254

Pennsylvania — 14.0%
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/17	1,000	1,102
City of Reading, Berks County, Pennsylvania, GO Bonds, Series of 2002 (AMBAC insured)	5.880%	11/15/12	1,200	1,371
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999	5.750%	10/1/14	2,000	2,206

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Pennsylvania — Continued
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds, Series B of 2003 (MBIA insured)	5.250%	12/1/16	$1,000	$1,098
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1993 (AMBAC insured)	5.630%	6/15/08	1,000	1,065
Series 2001A (FGIC insured)	5.250%	11/1/17	1,000	1,092
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/20	500	555
The Pennsylvania State University Bonds, Series A of 1997	5.000%	8/15/16	1,000	1,049

				9,538

Texas — 11.3%
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2002A (AMBAC insured)	5.500%	11/15/13	2,000	2,237
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2001 (AMBAC insured)	5.380%	12/1/17	1,000	1,093
Harris County, Texas, Permanent Improvement Refunding Bonds, Series 1996 (MBIA insured)	0.000%	10/1/17	1,000	591	B
Tarrant County, Texas, Health Facilities Development Corporation, Harris Methodist Health System Revenue Bonds (FGIC insured)
Series 1987A	5.000%	9/1/15	250	271
Series 1987B	5.000%	9/1/15	855	925
Texas Public Finance Authority, State of Texas, GO Refunding Bonds, Series 1998B	5.130%	10/1/15	1,000	1,060

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Texas — Continued
The City of Garland, Texas, (Dallas County) GO Refunding Bonds, Series 2005B (FSA insured)	5.000%	2/15/14	$500	$542
United Independent School District (Webb County, Texas), Unlimited Tax School Building Bonds, Series 1995	7.100%	8/15/06	1,000	1,035

				7,754

Virginia — 6.3%
Fairfax County Redevelopment and Housing Authority Lease Revenue Bonds (James Lee Community Center), Series 2004	5.250%	6/1/19	1,000	1,081
Metropolitan Washington Airports Authority, Airport System Revenue Refunding Bonds, Series 1999A (FGIC insured)	5.250%	10/1/12	1,000	1,067
Northwestern Regional Jail Authority, Virginia, Jail Facilities Grant Anticipation Notes, Series 2005 (MBIA insured)	3.750%	7/1/08	1,000	1,010
Virginia Resources Authority, Clean Water State Revolving Fund, Revenue Bonds, Series 1999	5.750%	10/1/13	1,000	1,113

				4,271

Washington — 8.2%
King County, Washington, Sewer Revenue Bonds, 1999 (Second Series) (FGIC insured)	6.000%	1/1/10	1,115	1,221
State of Washington, Motor Vehicle Fuel Tax GO Bonds, Series 1997D	6.500%	1/1/07	1,045	1,089
State of Washington, Various Purpose GO Bonds, Series 2000B	6.000%	1/1/11	1,000	1,107
Tumwater Office Properties Lease Revenue Bonds, 2004 (Washington State Office Building)	5.250%	7/1/17	2,000	2,165

				5,582

Total Municipal Bonds (Identified Cost — $61,948)				64,637

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Variable Rate Demand Obligations — 3.7%
Alaska — 1.2%
City of Valdez, Alaska, Marine Terminal Revenue (Exxon Pipeline Company Project), Series 1985 VRDN	2.900%	10/3/05	$800	$800	C

Kansas — 1.6%
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Bonds Series 2000B-1 VRDN	2.930%	10/3/05	1,100	1,100	C

Kentucky — 0.9%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (System Obligated Group) Series 1999 C VRDN	2.830%	10/3/05	600	600	C

Total Variable Rate Demand Obligations (Identified Cost — $2,500)				2,500

Total Investments — 98.3% (Identified Cost — $64,448)				67,137
Other Assets Less Liabilities — 1.7%				1,186

Net Assets — 100.0%				$68,323

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre- refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of September 30, 2005, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations is included in the Sector Diversification section on page 3 of this report.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Tax-Free Intermediate-Term Income Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $64,448)		$67,137
Cash		77
Receivable for fund shares sold		360
Interest receivable		921
Other assets		3

Total assets		68,498
Liabilities:
Payable for fund shares repurchased	$23
Payable for income distribution	102
Accrued management fees	7
Accrued distribution and service fees	14
Accrued expenses	29

Total liabilities		175

Net Assets		$68,323

Net assets consist of:
Accumulated paid-in-capital applicable to:
4,313 Primary Class shares outstanding		$66,238
Accumulated net realized loss on investments		(604)
Unrealized appreciation of investments		2,689

Net Assets		$68,323

Net Asset Value Per Share:
Primary Class		$15.84

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Tax-Free Intermediate-Term Income Trust

For the Six Months Ended September 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest			$1,505
Expenses:
Management fee	$196
Distribution and service fees	89
Audit and legal fees	20
Custodian fee	16
Trustees’ fees and expenses	10
Registration fees	11
Reports to shareholders	10
Transfer agent and shareholder servicing expense	8
Other expenses	7

	367
Less: Fees waived	(117)
Compensating balance credits	(1	)A

Total expenses, net of waivers and compensating balance credits			249

Net Investment Income			1,256
Net Realized and Unrealized Gain on Investments:
Realized loss on investments transactions	(33)
Change in unrealized appreciation of investments	180

Net Realized and Unrealized Gain on Investments			147

Change in Net Assets Resulting From Operations			$1,403

A	See note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Tax-Free Intermediate-Term Income Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/05	3/31/05

	(Unaudited)
Change in Net Assets:
Net investment income	$1,256	$2,484
Net realized loss on investments	(33)	(312)
Change in unrealized appreciation/(depreciation) of investments	180	(1,850)

Change in net assets resulting from operations	1,403	322
Distributions to shareholders:
From net investment income	(1,256)	(2,484)
Change in net assets from Fund share transactions	(3,361)	(3,455)

Change in net assets	(3,214)	(5,617)
Net Assets:
Beginning of period	71,537	77,154

End of period	$68,323	$71,537

Undistributed net investment income	$—	$—

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Tax-Free Intermediate-Term Income Trust

   Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	For the
	Six Months		Years Ended March 31,
	Ended
	9/30/2005		2005		2004		2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$15.81		$16.27		$16.13		$15.47		$15.66		$15.09

Investment operations:
Net investment income	0.28	A	.54	A	49	A	.56	A	.65	A	.68	A
Net realized and unrealized gain/(loss) on investments	0.03		(.46)		.14		.66		(.18)		.57

Total from investment operations	0.31		.08		.63		1.22		.47		1.25

Distributions:
From net investment income	(0.28)		(.54)		(.49)		(.56)		(.66)		(.68)

Total distributions	(0.28)		(.54)		(.49)		(.56)		(.66)		(.68)

Net asset value, end of period	$15.84		$15.81		$16.27		$16.13		$15.47		$15.66

Ratios/supplemental data:
Total return	1.97	%B	.50%		3.95%		8.01%		3.00%		8.51%
Total expenses to average net assetsC	0.70	%A,D	.70	%A	.70	%A	.70	%A	.70	%A	.70	%A
Net expenses to average net assetsE	0.70	%A,D	.70	%A	.70	%A	.70	%A	.70	%A	.70	%A
Net investment income to average net assets	3.52	%A,D	3.36	% A	3.01	% A	3.52	% A	4.16	% A	4.48	% A
Portfolio turnover rate	7.46	%B	12.6%		18.5%		17.3%		17.8%		10.1%
Net assets, end of period (in thousands)	$68,323		$71,537		$77,154		$74,288		$59,266		$50,710

A	Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the six months ended September 30, 2005, 1.03%; and for the years ended March 31, 2005, 1.03%; 2004, 1.05%; 2003, 1.08%; 2002, 1.10%; and 2001, 1.08%.

B	Not annualized.

C	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described above.

D	Annualized.

E	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Tax-Free Income Fund

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

   The Legg Mason Tax-Free Income Fund (“Trust”), consisting of the Maryland Tax-Free Income Trust (“Maryland Tax-Free”), the Pennsylvania Tax-Free Income Trust (“Pennsylvania Tax-Free”) and the Tax-Free Intermediate-Term Income Trust (“Tax-Free Intermediate”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. All series of the Trust are non-diversified.
   Each Fund consists of two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not currently active.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures adopted by the Board of Trustees. In determining fair value, the Board of Trustees or the Funds’ Valuation Committee and management consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
   Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders

   For the six months ended September 30, 2005, security transactions (excluding short-term investments) were:

	Purchases	Proceeds From Sales

Maryland Tax-Free	$647	$3,622
Pennsylvania Tax-Free	1,851	5,903
Tax-Free Intermediate	5,353	4,977

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the funds’ cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Other

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax-Free Income Fund — Continued

net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year-end; accordingly tax basis have not been determined as of September 30, 2005.
   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Maryland Tax-Free had no capital loss carryforwards at March 31, 2005. Unused capital loss carryforwards for federal income tax purposes for Pennsylvania Tax-Free and Tax-Free Intermediate at March 31, 2005 were:

Expiration Date	Pennsylvania Tax-Free	Tax-Free Intermediate

2008	$—	$12
2009	—	230
2012	—	18
2013	20	311

3. Transactions With Affiliates:

   The Trust has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund’s average daily net assets.
   LMFA has voluntarily agreed to waive its fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates and total management fees waived for each Fund:

				Six Months
				Ended	At
				September 30,	September 30,
				2005	2005
			Expense
	Advisory	Expense	Limitation	Management	Management
Fund	Fee	Limitation	Expiration Date	Fees Waived	Fees Payable

Maryland Tax-Free	0.55%	0.70%	August 1, 2006	$193	$27
Pennsylvania Tax-Free	0.55%	0.70%	August 1, 2006	113	9
Tax-Free Intermediate	0.55%	0.70%	August 1, 2006	117	7

   Legg Mason Trust, fsb (“LM Trust”) serves as investment adviser to each Fund pursuant to a sub-advisory agreement with LMFA. LMFA (not the Funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each Fund’s average daily net assets.

Semi-Annual Report to Shareholders

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

			At
			September 30, 2005

	Distribution	Service	Distribution and Service
Fund	Fee	Fee	Fees Payable

Maryland Tax-Free	0.125%	0.125%	$32
Pennsylvania Tax-Free	0.125%	0.125%	15
Tax-Free Intermediate	0.125%	0.125%	14

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the six months ended September 30, 2005: Maryland Tax-Free, $7; Pennsylvania Tax-Free, $3; and Tax-Free Intermediate, $3.

   LMFA, LM Trust, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

   The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds did not utilize the line of credit during the six months ended September 30, 2005.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax-Free Income Fund — Continued

5. Fund Share Transactions:

   At September 30, 2005, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were:

	Maryland Tax-Free

	Primary Class

	Six Months	Year
	Ended	Ended
	9/30/05	3/31/05

Shares:
Sold	347	755
Reinvestment of Dividends	135	305
Repurchased	(581)	(1,665)

Net Change	(99)	(605)

Amount:
Sold	$5,751	$12,480
Reinvestment of Dividends	2,230	5,035
Repurchased	(9,626)	(27,449)

Net Change	$(1,645)	$(9,934)

	Pennsylvania Tax-Free

	Primary Class

	Six Months	Year
	Ended	Ended
	9/30/05	3/31/05

Shares:
Sold	260	282
Reinvestment of Dividends	56	125
Repurchased	(411)	(808)

Net Change	(95)	(401)

Amount:
Sold	$4,380	$4,701
Reinvestment of Dividends	945	2,080
Repurchased	(6,894)	(13,425)

Net Change	$(1,569)	$(6,644)

Semi-Annual Report to Shareholders

	Tax-Free Intermediate

	Primary Class

	Six Months	Year
	Ended	Ended
	9/30/05	3/31/05

Shares:
Sold	334	923
Reinvestment of Dividends	57	114
Repurchased	(602)	(1,254)

Net Change	(211)	(217)

Amount:
Sold	$5,325	$14,768
Reinvestment of Dividends	915	1,828
Repurchased	(9,601)	(20,051)

Net Change	$(3,361)	$(3,455)

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD

Investment Adviser

Legg Mason Trust, fsb Baltimore, MD

Board of Trustees

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Erin K. Morris, Assistant Treasurer
Holly L. Hunter-Ceci, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Money Market Funds
Cash Reserve Trust
Tax-Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that each fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Funds’ website at www.leggmasonfunds.com/aboutlmf.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Legg Mason Funds, call your financial adviser, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds

For Primary Class Shareholders
800-822-5544
www.leggmasonfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-030 (9/05)

Item 2. Code of Ethics.

     Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

     Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

     Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
             Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies
             and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

     (a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.

     (b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Tax-Free Income Fund
Date: November 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Tax-Free Income Fund
Date: November 28, 2005

By: /s/ Marie K.Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Tax-Free Income Fund
Date: November 25, 2005